REVENUE - Summary of Revenue Disaggregated by Product Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 108,652	$ 76,507	$ 42,323
Casino
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	66,869	50,923	35,632
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	40,634	25,086	6,188
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 1,149	$ 498	$ 503